Long-term debt - Summary (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Long-term debt.
Total long-term debt	R 167,197	R 129,569	R 101,830
Short-term portion	(19,686)	(2,219)
Long-term debt	R 147,511	R 127,350